Summary of Significant Accounting Policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2022
Leasehold improvements | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	2 years
Leasehold improvements | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	3 years
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	3 years
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	5 years